Share-Based Compensation - Fair value assumptions of stock options (Details) - 2024 Share Incentive Plan - $ / shares	Mar. 22, 2024	Mar. 21, 2024
Share-based compensation
Spot price	$ 21.02	$ 21.67
Exercise price	$ 21.88
Life of option	10 years
Risk free rate	4.22%
Expected volatility	35.00%
Dividend yield	2.95%
Post-vesting forfeiture rate, minimum	5.55%
Post-vesting forfeiture rate, maximum	6.39%
Exercise multiple, minimum	1.5
Exercise multiple, maximum	2